Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Asset And liabilities Held For Sale (Detail) $ in Millions	Jun. 01, 2020 USD ($)
Assets
Property, plant and equipment	$ 581
Goodwill and intangible assets	8,584
Other assets	371
Assets classified as held for sale	9,537
Liabilities
Trade and other payables	(581)
Deferred tax liabilities	(363)
Other liabilities	(101)
Liabilities associated with assets held for sale	(1,044)
Net assets disposed of	8,493
Exceptional gain on divestiture of Australia (discontinued operations)	1,919
Recycling of cash flow hedges and cumulative translation adjustments	426
Consideration received	$ 10,838